Confidential material appearing in this document has been omitted and filed seperately with the Securities and Exchange Commission in accordance with The Securities Exchange Act of 1934, as amended, and rule 24B-2 promulgated thereunder. Omitted information has been replaced with asterisks.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      One East Capital Advisors, LP
           -----------------------------------------------------
Address:   1 East 57th St., 10th Floor
           New York, NY 10022
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jenna Hwang Ceterko
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  212-230-4508
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jenna Hwang Ceterko                 New York, NY                  02/12/2008
-----------------------                 ------------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

Confidential material appearing in this document has been omitted and filed seperately with the Securities and Exchange Commission in accordance with The Securities Exchange Act of 1934, as amended, and rule 24B-2 promulgated thereunder. Omitted information has been replaced with asterisks.

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           15
                                         -----------
Form 13F Information Table Value Total:     $314,658
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Confidential material appearing in this document has been omitted and filed seperately with the Securities and Exchange Commission in accordance with The Securities Exchange Act of 1934, as amended, and rule 24B-2 promulgated thereunder. Omitted information has been replaced with asterisks.

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AK STEEL HOLDING               COM              001547108    67926 1469000 SH       SOLE    0        SOLE      0    0
ALTERNATIVE ASSET MANAGEMENT   COM              02149U200     2650  250000 SH       SOLE    0        SOLE      0    0
ACQUISITION CORP
BABCOCK & BROWN AIR LTD        COM              05614P101     7958  437000 SH       SOLE    0        SOLE      0    0
BUSINESS OBJECTS, S.A. SPON    COM              12328X107    10173  167050 SH       SOLE    0        SOLE      0    0
AMERICAN DEPOSITARY SHS
COGNOS INC CMN                 COM              19244C109    83649 1453000 SH       SOLE    0        SOLE      0    0
COMMERCIAL METALS CO CMN       COM              201723103    13017  442000 SH       SOLE    0        SOLE      0    0
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     8435  316300 SH       SOLE    0        SOLE      0    0
CMN
ENERGY XXI BERMUDA             COM              G10082108     2203  438000 SH       SOLE    0        SOLE      0    0
EURONET WORLDWIDE INC CMN      COM              298736109    11214  373800 SH       SOLE    0        SOLE      0    0
HARRAHS ENTMT INC              COM              413619107     9115  102700 SH       SOLE    0        SOLE      0    0
LIBERTY MEDIA HOLDING CORP     COM              53071M302    34950  300025 SH       SOLE    0        SOLE      0    0
CAPITAL CMN SERIES A
METAL MANAGEMENT INC. CMN      COM              591097209     3870   85000 SH       SOLE    0        SOLE      0    0
MIRANT CORP                    COM              60467R100    31366  804675 SH       SOLE    0        SOLE      0    0
SUNOCO IN                      COM              86764P109     3622   50000 SH       SOLE    0        SOLE      0    0
VENTANA MED SYS INC            COM              92276H106    24510  280984 SH       SOLE    0        SOLE      0    0
***                            ***                 ***         ***     *** **       ***     *        ***       *    *
***                            ***                 ***         ***     *** **       ***     *        ***       *    *